Infrastructure, administration and general expenses	6 Months Ended
Jun. 30, 2020
5. Infrastructure costs, administration and general expenses
Infrastructure, administration and general expenses

5. Infrastructure, administration and general expenses

	Half year ended	Half year ended
	30.06.20	30.06.19
Infrastructure costs	£m	£m
Property and equipment	757	691
Depreciation and amortisation	751	729
Lease payments	26	21
Impairment of property, equipment and intangible assets	32	29
Total infrastructure costs	1,566	1,470

Administration and general expenses
Consultancy, legal and professional fees	270	284
Marketing and advertising	158	212
Other administration and general expenses	516	528
Total administration and general expenses	944	1,024

Total infrastructure, administration and general expenses	2,510	2,494